Transactions with Related Parties - Allseas (Details)			5 Months Ended	6 Months Ended		12 Months Ended		6 Months Ended
	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	May 31, 2013 Allseas Marine - Management Agreements EUR (€)	Jun. 30, 2013 Allseas Marine - Management Agreements USD ($)	Jun. 30, 2013 Allseas Marine - Management Agreements EUR (€)	May 31, 2014 Allseas Marine - Management Agreements EUR (€)	Dec. 31, 2012 Allseas Marine - Management Agreements USD ($)	Jun. 30, 2013 Allseas Marine - Executive Services Agreement USD ($)	Jun. 30, 2013 Allseas Marine - Accounting Agreement USD ($)	Jun. 30, 2013 Allseas Marine - Accounting Agreement EUR (€)	Jun. 30, 2013 Allseas Marine S.A. USD ($)	Jun. 30, 2012 Allseas Marine S.A. USD ($)	Jun. 30, 2013 Allseas Marine S.A. EUR (€)
Related Party Transaction [Line Items]
Charter Hire Commission payable to the Management company				1.25%	1.25%
Commission rate payable to the management company for the purchase and sale of vessels				1.00%	1.00%
Daily management fee			€ 634.88			€ 643.77
Vessel pre-delivery services lump-sum fee				15,000
Superintendents Management fee payable					500
Due from related parties	4,219,137	3,987,430		4,184,679			3,952,972
Annual executive services fee payable								2,200,000
Annual fee payable for financial accounting services										250,000
Annual fee per vessel payable for Financial reporting services									30,000
Compensation for involuntary termination of contract											3,921,300		3,000,000
Capitalized expenses											$ 0	$ 333,476